FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	$ 11,193	$ 12,551
Estimated Fair Value	12,385	13,504
Short-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,735	1,123
Estimated Fair Value	1,731	1,139
Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	9,862	11,657
Estimated Fair Value	11,084	12,666
Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,331	894
Estimated Fair Value	1,301	838
Level 1 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	10,427	12,347
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value
Level 1 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	9,946	11,939
Level 1 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	481	408
Level 2 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,958	1,157
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,731	1,139
Level 2 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,138	727
Level 2 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	820	430
Level 3 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	$ 0	$ 0